Note 6 - Components Of Working Capital Accounts (Detail) - Components of Working Capital Accounts (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories
Work-in-progress	$ 8,223	$ 5,497
Finished goods	2,358	2,119
Supplies and other	4,337	4,215
	14,918	11,831
Accrued liabilities
Accrued payroll, commission and benefits	222,671	184,493
Accrued interest	1,540	1,888
Customer advances	4,769	4,246
Contingent acquisition consideration	351	2,678
Other	83,881	78,801
	$ 313,212	$ 272,106